EQUITY-ACCOUNTED INVESTMENTS IN MULTI-FAMILY RENTAL PROPERTIES - Narrative (Details)	Oct. 31, 2022 property
Selby And Taylor
Disclosure of joint ventures [line items]
Number of multi-family rental properties	2